DERIVATIVES AND HEDGING ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES

5. DERIVATIVES AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

The Company entered into derivative financial instruments to manage differences in the amount, timing and duration of its known or expected cash payments related to its variable-rate debt. As of December 31, 2011, the Company’s derivative instruments consisted of interest rate swaps, which hedged the variable cash flows associated with its variable-rate debt by converting floating-rate payments to fixed-rate payments. In connection with the March 2012 debt refinancing discussed in Note 3, the Company terminated its interest rate swaps and discontinued hedge accounting accordingly. The Company does not enter into derivative financial instruments for speculative purposes.

Accounting for Derivative Instruments

The Company recognized derivatives in other non-current assets or liabilities in the accompanying consolidated statements of financial position at their fair values. Refer to Note 10 for a detailed discussion of the fair value of its derivatives. The Company designated its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable-rate debt.

The Company formally documents all relationships between hedging instruments and underlying hedged items, as well as its risk management objective and strategy for undertaking hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. A formal assessment of hedge effectiveness is performed both at inception of the hedge and on an ongoing basis to determine whether the hedge is highly effective in offsetting changes in cash flows of the underlying hedged item. Hedge effectiveness is assessed using a regression analysis. If it is determined that a derivative ceases to be highly effective during the term of the hedge, the Company will discontinue hedge accounting prospectively for such derivative.

The Company’s interest rate swaps qualified for hedge accounting under ASC 815, Derivatives and Hedging. Therefore, the effective portion of changes in fair value were recorded in accumulated other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction affected earnings.

Cash Flow Hedges of Interest Rate Risk

As part of the Company’s interest rate risk management strategy, the interest rate swap agreements added stability to interest expense and managed exposure to interest rate movements. During the three months ended March 31, 2011, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2011, the interest rate swaps designated as cash flow hedges of interest rate risk had a total notional value of $887.5 million. Included within this total notional value was $687.5 million to which Fifth Third Bank was the counterparty. The interest rate swaps were terminated in conjunction with the March 2012 debt refinancing discussed in Note 3. As such, the Company prospectively discontinued hedge accounting on the interest rate swap agreements as they no longer met the requirements for hedge accounting.

The table below presents the fair value of the Company’s derivative financial instruments designated as cash flow hedges included within the accompanying consolidated statements of financial position (in thousands):

	Consolidated Statement of Financial Position Location	June 30, 2012	December 31, 2011
Interest rate swaps	Other non-current liabilities	$—	$30,094

Any ineffectiveness associated with such derivative instruments is recorded immediately as interest expense in the accompanying consolidated statements of income. As a result of the refinancing of the Company’s debt during March 2012, the Company accelerated the reclassification of amounts in accumulated other comprehensive income (loss) to earnings as a result of the hedged forecasted transactions becoming no longer probable of occurring.  The accelerated amounts were a loss of approximately $31.1 million, which was recorded as a component of non-operating expenses in the accompanying consolidated statement of income for the six months ended June 30, 2012. The tables below present the effect of the Company’s interest rate swaps on the consolidated statements of income for the six months ended June 30, 2012 and 2011 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$—	$(14,946)	$(4,256)	$(12,712)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	—	(1,674)	(2,600)	(1,674)
Amount of loss recognized in earnings (ineffective portion)(2)	—	(1,235)	(31,079)	(3,388)

(1)          “OCI” represents other comprehensive income.

(2)          For the six months ended June 30, 2012, amount represents loss due to missed forecasted transaction and is recorded as a component of non-operating expenses in the accompanying consolidated statement of loss. For the three and six months ended June 30, 2011, amount represents ineffectiveness and is recorded as a component of interest expense—net in the accompanying consolidated statement of income.

8. DERIVATIVES AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

        The Company entered into derivative financial instruments to manage differences in the amount, timing and duration of its known or expected cash payments related to its variable-rate debt. As of December 31, 2011, the Company's derivative instruments consist of interest rate swaps, which hedge the variable cash flows associated with its existing variable-rate debt by converting floating-rate payments to fixed-rate payments. Additionally, in conjunction with Vantiv, Inc.'s acquisition of a controlling interest in Vantiv Holding, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. The Company does not enter into derivative financial instruments for speculative purposes.

Accounting for Derivative Instruments

        The Company recognizes derivatives in other non-current assets or liabilities in the accompanying statements of financial position at their fair values. Refer to Note 14 for a detailed discussion of the fair values of its derivatives. The Company has designated its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable-rate debt. The Company accounts for the put rights as free-standing derivatives.

        The Company formally documents all relationships between hedging instruments and underlying hedged items, as well as its risk management objective and strategy for undertaking hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. A formal assessment of hedge effectiveness is performed both at inception of the hedge and on an ongoing basis to determine whether the hedge is highly effective in offsetting changes in cash flows of the underlying hedged item. Hedge effectiveness is assessed using a regression analysis. If it is determined that a derivative ceases to be highly effective during the term of the hedge, the Company will discontinue hedge accounting prospectively for such derivative.

        The Company's interest rate swaps qualify for hedge accounting under ASC 815, Derivatives and Hedging. Therefore, the effective portion of changes in fair value are recorded in accumulated other comprehensive loss and reclassified into earnings in the same period during which the hedged transaction affects earnings.

Cash Flow Hedges of Interest Rate Risk

        In connection with the debt refinancing discussed in Note 7, the Company amended its interest rate swap agreements. The Company designated the amended interest rate swap agreements into new cash flow hedging relationships and prospectively discontinued the hedge accounting on the original interest rate swap agreements as they no longer met the requirements for hedge accounting. The Company continues to report the net unrealized loss related to the discontinued cash flow hedges in accumulated other comprehensive loss in the accompanying statement of equity for the year ended December 31, 2011, which is being reclassified into earnings during the remaining contractual term of the hedge agreements. During the year ended December 31, 2011, $1.1 million in losses were reclassified into earnings associated with the discontinued cash flow hedges.

        As part of the Company's interest rate risk management strategy, the interest rate swap agreements add stability to interest expense and manage exposure to interest rate movements. During the year ended December 31, 2011, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2011, the interest rate swaps designated as cash flow hedges of interest rate risk had a total notional value of $887.5 million. Included within this total notional value is $687.5 million to which Fifth Third Bank is the counterparty. The interest rate swap agreements expire on November 19, 2015.

        The table below presents the fair value of the Company's derivative financial instruments designated as cash flow hedges included within the accompanying statement of financial position as of December 31, 2011 (in thousands):

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

        As of December 31, 2011 the Company estimates that an additional $10.7 million will be reclassified to interest expense during the next twelve months. Any ineffectiveness associated with such derivative instruments is recorded immediately as interest expense in the accompanying statements of income. The tables below present the effect of the Company's interest rate swaps on the statements of income for the years ended December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" re1presents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

Credit Risk Related Contingent Features

        The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. Under such scenario, the Company could be required to settle its obligation under the agreement at the termination value of the interest rates swaps, which was approximately $33.0 million as of December 31, 2011. As of December 31, 2011, the Company was in compliance with all related debt covenants.

Free-standing Derivative

        In conjunction with the Transaction discussed in Note 1, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, at its option, from Fifth Third Bank. The put rights are accounted for under ASC 815, Derivatives and Hedging, as free-standing derivatives with changes in fair value recorded in earnings in the period of change. The put rights are contingently exercisable in the event of three scenarios occurring prior to an initial public offering (as defined in the Amended and Restated Limited Liability Company Agreement of Vantiv Holding), each described below:

  •
  Scenario 1—During the first 12 months following the effective date of the Transaction, either a government investment or a non-competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 2—During the first 54 months following the effective date of the Transaction, a competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 3—During the first two years following the effective date of the Transaction, a bankruptcy event occurs for Fifth Third Bank.

        Due to the passage of time, Scenarios 1 and 3 are no longer applicable. Based on the passage of time and current industry and regulatory conditions, the probability of occurrence of Scenario 2 above is considered remote. As such, the put rights have been assigned a fair value of zero as of December 31, 2011.

        The following table reflects the notional amount and fair value of the put rights included within other non-current assets in the accompanying statements of financial position as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
		Fair Value		Fair Value
	Notional Amount	Derivative Asset	Notional Amount	Derivative Asset
Free-standing put rights	$978,883	$—	$870,402	$800

        The net losses recorded as a component of non-operating expenses in the accompanying statements of income related to the put rights are summarized in the following table (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Free-standing put rights	$(800)	$(4,300)	$(9,100)